EQUITY - Share Details and Reconciliation (Details) - USD ($) $ / shares in Units, $ in Millions																				12 Months Ended
		Dec. 31, 2023	May 19, 2023	Apr. 28, 2023	Jul. 29, 2022	Jun. 08, 2022	May 18, 2022	May 05, 2022	Apr. 25, 2022	Jan. 14, 2022	Dec. 28, 2021	Nov. 16, 2021	Sep. 22, 2021	Aug. 04, 2021	Jul. 05, 2021	Jun. 18, 2021	Jun. 17, 2021	Mar. 03, 2021	May 14, 2020	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Proceeds from issue of ordinary shares																			$ 750
Sale of stock price (USD per share)																			$ 9.27
Payments from mandatorily convertible subordinated notes/ mandatorily convertible bonds																				$ (340)		$ 0		$ (1,196)
Net proceeds after transaction costs from issue of ordinary shares																			$ 740
Share issue related cost																			$ 10
Offering of common shares (in shares)																			80,906,149
Equity		$ 56,068																		$ 56,068		$ 55,590		$ 51,344		$ 40,237
Lock-up period, issue or sales of shares and securities																								180 days
Number of treasury shares cancelled (in shares)				25,000,000			60,000,000			45,000,000			50,000,000	70,000,000		165,000,000
Shares issued (in shares)		852,809,772																		852,809,772		877,809,772		982,809,772		1,102,809,772
Cancellation of treasury shares																				$ 0		$ 0		$ 0
Share buyback (note 11.1) (in shares)		26,200,000			60,400,000	33,300,000			31,800,000		34,100,000	67,400,000			24,500,000		17,800,000	27,100,000
Reconciliation of number of shares outstanding [abstract]
Issued shares, beginning of period (in shares)																				877,809,772		982,809,772		1,102,809,772
Shares issued out of treasury shares (in shares)																				(25,000,000)		(105,000,000)
Issued shares, end of period (in shares)		852,809,772																		852,809,772		877,809,772		982,809,772		1,102,809,772
Treasury shares, beginning of period (in shares)																				(72,471,843)		(71,916,570)
Movement in year (in shares)																				38,933,827		(555,273)
Treasury shares, end of period (in shares)		(33,538,016)																		(33,538,016)		(72,471,843)		(71,916,570)
Beginning balance (in shares)																				805,337,929		910,893,202
Movement in year (in shares)																				13,933,827		(105,555,273)
Ending balance (in shares)		819,271,756																		819,271,756		805,337,929		910,893,202
Issued capital
Disclosure of reserves within equity [line items]
Issue of equity																										$ 29
Equity		$ 303																		$ 303		$ 312		$ 350		$ 393	$ 364
Cancellation of treasury shares																				$ 9		$ 38		$ 43
Share buyback (note 11.1) (in shares)				60,431,380				1,000,000,000												(45,000,000)	[1]	107,000,000	[1]	171,000,000	[1]
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	[1]																			805,000,000		911,000,000		1,081,000,000
Ending balance (in shares)	[1]	819,000,000																		819,000,000		805,000,000		911,000,000		1,081,000,000
Additional Paid-in Capital
Disclosure of reserves within equity [line items]
Issue of equity																										$ 711
Equity		$ 27,185																		$ 27,185		$ 28,651		$ 31,803		$ 35,247
Cancellation of treasury shares																				$ 655		$ 3,163		$ 3,450
Mandatorily convertible unsecured unsubordinated bonds
Reconciliation of number of shares outstanding [abstract]
Shares issued out of treasury shares (in shares)			57,057,991
Mittal family trust | Mandatorily convertible unsecured unsubordinated bonds
Disclosure of reserves within equity [line items]
Payments from mandatorily convertible subordinated notes/ mandatorily convertible bonds																			$ 100

[1]	Amounts are in millions of shares (treasury shares are excluded).